Related Party Transactions - Summary of Carrying amount in Joint Venture and Asoociated Companies (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Joint ventures where entity is venturer [member]
Disclosure of associates [line items]
Carrying amount	$ 585	$ 474
Share of net income	126	107
Associates [member]
Disclosure of associates [line items]
Carrying amount	708	661
Share of net income	$ 148	$ 141